Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Opening balance	$ 756,260	$ 769,058
Current period acquisitions (Note 6)	101,895	0
Prior period acquisitions	0	1,048
Foreign exchange movement	(3,414)	(13,846)
Closing balance	$ 854,741	$ 756,260